Summary of significant accounting policies (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares
Summary of significant accounting policies
Accumulated deficit	¥ 6,110,766			¥ 5,730,180		¥ 4,103,381		$ 842,713,000	$ 790,228,000
Working capital | ¥	422,243			74,108
Net cash used in operating activities	¥ 962,893	$ 132,789,000	¥ 337,722	461,337	$ 63,620,000	¥ 907,283	¥ 368,046
Long term related party loan | ¥				¥ 300,000
proceeds from the disposal of an equity | $					$ 115,000,000
Legal or contractual asset retirement obligations | $									$ 0
Translations of amounts | (per share)				¥ 7.2513					$ 1.00